Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	GUIDED THERAPEUTICS, INC.
Entity Central Index Key	0000924515
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-2029543
Entity Address Address Line 1	5835 Peachtree Corners East
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Norcross
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30092
City Area Code	770
Local Phone Number	242-8723